Putnam Investments
One Post Office Square
Boston, MA 02109
March 2, 2017

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Putnam Funds Trust (the “Trust”) (Reg. Nos. (333-515) (811-07513)), on behalf of Putnam Global
Consumer Fund, Putnam Global Energy Fund, Putnam Global Financials Fund, Putnam Global Industrials
Fund, Putnam Global Technology Fund, Putnam Global Telecommunications Fund; Putnam Emerging
Markets Equity Fund (the “Funds”) Post-Effective Amendment No. 251 to the Trust’s Registration
Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No 251 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 24, 2017.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 18939.

Putnam Funds Trust
On behalf of:
Putnam Global Consumer Fund, Putnam Global
Energy Fund, Putnam Global Financials Fund,
Putnam Global Industrials Fund, Putnam Global
Technology Fund, Putnam Global
Telecommunications Fund; Putnam Emerging
Markets Equity Fund

Very truly yours,

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc: James E. Thomas, Esq.